PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Additional Information (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 01, 2016	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan average pensionable earnings (in years)			3 years
New pension plan average pensionable earnings (in years)			5 years
Annual pension plan contributions			$ 75	$ 69
Estimated annual pension plan contributions for 2025			78
Estimated annual pension plan contributions for 2026			80
Estimated annual pension plan contributions for 2027			83
Estimated annual pension plan contributions for 2028			86
Estimated annual pension plan contributions for 2029			89
Estimated annual pension plan contributions for 2030			$ 92
Percentage of assets to ascertain concentration of credit risk			10.00%	10.00%
Loss on derivative, net			$ (4)	$ (2)
Contributions by company to the plan			5	4
Option One
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%
Foreign Exchange Contract
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value			391	375
Loss on derivative, net			3	0
Corporate Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan			16	19
Debt securities | Province Of Ontario
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan			$ 703	$ 539
ABO
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage			119.00%	111.00%
PBO
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage			107.00%	101.00%
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions			$ 75	$ 69
Estimated annual pension plan contributions for 2026			430
Estimated annual pension plan contributions for 2027			436
Estimated annual pension plan contributions for 2028			442
Estimated annual pension plan contributions for 2029			447
Transfer from other plans			0	377
Transfer of pension obligations			0	333
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions			71	64
Estimated annual pension plan contributions for 2026			76
Estimated annual pension plan contributions for 2027			76
Estimated annual pension plan contributions for 2028			77
Estimated annual pension plan contributions for 2029			78
Transfer from other plans			0	0
Transfer of pension obligations		$ 15	$ 0	$ 15
Cash as part of the transfer		$ 3